CONSOLIDATED STATEMENTS OF EQUITY (Parenthetical) - Sep. 30, 2021	Total	$ / ¥
Consolidated Statements Of Equity [Parenthetical] [Abstract]
Foreign Currency Exchange Rate, Translation	6.4854	6.4854